EAGLE CAPITAL APPRECIATION FUND

EAGLE GROWTH AND INCOME FUND

EAGLE SERIES TRUST
(THE “TRUSTS”)

SUPPLEMENT DATED NOVEMBER 13, 2008
TO THE PROSPECTUS DATED MARCH 1, 2008

Effective November 13, 2008, the CUSIP number for each share class of each fund described in the “Class A and C Shares” prospectus dated March 1, 2008 as supplemented November 1, 2008 will change. The funds’ symbols and fund codes will remain the same.

Fund Symbols, CUSIPs and Codes. The chart on P-34 of the prospectus should be replaced in its entirety with the following:

FUND	CLASS	SYMBOL	CUSIP	CODE
Capital Appreciation Fund	A	HRCPX	26945A100	41
	C	HRCCX	26945A209	45
Growth & Income Fund	A	HRCVX	26958A104	51
	C	HIGCX	26958A203	55
International Equity Fund	A	HEIAX	269858601	36
	C	HEICX	269858700	37
Large Cap Core Fund	A	HTCAX	269858692	56
	C	HTCCX	269858684	57
Mid Cap Growth Fund	A	HAGAX	269858817	21
	C	HAGCX	269858791	25
Mid Cap Stock Fund	A	HMCAX	269858866	46
	C	HMCCX	269858858	47
Small Cap Core Value Fund	A	EGEAX	269858643	66
	C	EGECX	269858635	67
Small Cap Growth Fund	A	HRSCX	269858106	31
	C	HSCCX	269858205	35

*     *     *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE